UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3848
                                   ------------


                       AXP HIGH YIELD INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31
                         --------------

                        RIVERSOURCE HIGH YIELD BOND FUND

                           A FEEDER FUND INVESTING IN

                              HIGH YIELD PORTFOLIO

                       PORTFOLIO HOLDINGS AT AUG. 31, 2005

Investments in Securities

High Yield Portfolio

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (92.0%)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Aerospace & Defense (3.2%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00%            $8,265,000               $8,533,613
CPI Holdco
  Sr Nts
   02-01-15               9.67              9,095,000(h)             9,018,984
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88              5,885,000                5,958,563
L-3 Communications
   06-15-12               7.63             13,605,000               14,421,300
   07-15-13               6.13             13,575,000               13,710,750
  Sr Sub Nts
   10-15-15               6.38             15,200,000(d)            15,427,999
Moog
  Sr Sub Nts
   01-15-15               6.25              3,595,000                3,595,000
Standard Aero Holdings
   09-01-14               8.25              5,210,000                5,210,000
Total                                                               75,876,209

Automotive (3.7%)
Affinia Group
   11-30-14               9.00             10,970,000(d)             9,050,250
ArvinMeritor
   02-15-09               6.80              7,340,000                7,229,900
GMAC
   09-15-11               6.88             25,260,000               23,920,791
IAAI Finance
  Sr Unsecured
   04-01-13              11.00              9,795,000(d)            10,227,547
Lear
  Series B
   08-01-14               5.75             18,055,000               16,046,381
Tenneco Automotive
  Secured Series B
   07-15-13              10.25             10,250,000               11,633,750

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Automotive (cont.)
TRW Automotive
  Sr Nts
   02-15-13               9.38%            $7,645,000               $8,485,950
Total                                                               86,594,569

Brokerage (0.7%)
LaBranche & Co
  Sr Nts
   05-15-09               9.50                670,000                  710,200
   05-15-12              11.00             14,245,000               15,740,725
Total                                                               16,450,925

Building Materials (2.1%)
Ainsworth Lumber
   10-01-12               7.25             10,690,000(c)             9,995,150
Compression Polymers Holdings
  Sr Nts
   07-01-13              10.50              4,850,000(d)             4,874,250
Euramax
  Term Loan B
   08-08-13              10.52             11,000,000               11,137,500
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00              9,900,000               10,395,000
Norcraft Holdings/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
  thereafter 9.75%)
   09-01-12               9.70             12,650,000(e)             8,981,500
NTK Holdings
  Sr Disc Nts (Zero coupon through 09-01-09,
  thereafter 10.75%)
   03-01-14              11.76              5,145,000(d,e)           2,958,375
Total                                                               48,341,775

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Chemicals (3.0%)
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63%            $6,570,000               $7,448,738
BCP Crystal US Holdings/Sub3
  Sr Disc Nts Series B
  (Zero coupon through 10-01-09,
  thereafter 10.50%)
   10-01-14               8.64              7,440,000(e)             5,319,600
Equistar Chemicals LP/Funding
  Sr Nts
   05-01-11              10.63              7,430,000                8,247,300
Georgia Gulf
  Sr Nts
   12-15-13               7.13              7,695,000                7,983,563
INVISTA
   05-01-12               9.25             25,200,000(d)            27,593,999
Nell
  Sr Nts
   08-15-15               8.38              6,575,000(c,d)           6,648,969
PQ
   02-15-13               7.50              6,245,000(d)             6,276,225
Total                                                               69,518,394

Construction Machinery (2.1%)
Columbus McKinnon
  Sr Sub Nts
   11-01-13               8.88              2,880,000(d,i)           2,916,000
Gardner Denver
   05-01-13               8.00                880,000(d)               932,800
NationsRent Companies
  Secured
   10-15-10               9.50             13,430,000               14,705,850
Neff Rental LLC/Finance
  Secured
   06-15-12              11.25              5,075,000(d)             5,404,875

See accompanying notes to investments in securities.

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1 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Construction Machinery (cont.)
United Rentals North America
   02-15-12               6.50%           $11,905,000              $11,622,256
  Sr Sub Nts
   02-15-14               7.00             14,205,000               13,530,263
Total                                                               49,112,044

Consumer Cyclical Services (0.1%)
Da-Lite Screen
  Sr Nts
   05-15-11               9.50              2,360,000                2,507,500

Consumer Products (2.5%)
AAC Group Holding
  Sr Disc Nts (Zero coupon through 10-01-08,
  thereafter 10.25%)
   10-01-12              10.07              7,165,000(d,e)           5,302,100
ACCO Brands
  Sr Sub Nts
   08-15-15               7.63              5,425,000(d)             5,438,563
Amscan Holdings
  Sr Sub Nts
   05-01-14               8.75              3,630,000                3,457,575
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25              7,435,000                7,936,863
Simmons Bedding
  Sr Disc Nts (Zero coupon through 12-15-09,
  thereafter 10.00%)
   12-15-14              10.00              4,895,000(d,e)           2,814,625
  Sr Sub Nts
   01-15-14               7.88             10,015,000                9,614,399
Spectrum Brands
   02-01-15               7.38             10,835,000               10,428,687
Visant
   10-01-12               7.63              8,910,000                9,155,025
Visant Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13              10.08              6,815,000(e)             4,957,913
Total                                                               59,105,750

Diversified Manufacturing (0.7%)
ALH Finance LLC
  Sr Sub Nts
   01-15-13               8.50             10,680,000               10,332,900
TriMas
   06-15-12               9.88              7,640,000                6,532,200
Total                                                               16,865,100

Electric (4.5%)
Aquila
  Sr Nts
   11-15-09               7.63             11,360,000               11,786,000
   02-01-11               9.95              6,645,000                7,392,563
CMS Energy
  Sr Nts
   08-01-10               7.75             10,995,000               11,929,575
Midwest Generation LLC
  Series B
   01-02-16               8.56             12,716,205               13,987,826

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Electric (cont.)
Mirant Americas Generation LLC
  Sr Nts
   10-01-21               8.50%            $6,885,000(b)            $8,089,875
NRG Energy
   12-15-13               8.00              5,568,000                6,013,440
Reliant Energy
  Secured
   12-15-14               6.75             15,955,000               15,635,900
Tenaska Alabama Partners LP
  Secured
   06-30-21               7.00              9,665,000(d)            10,082,431
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88             17,392,000(d)            18,044,200
Utilicorp Canada Finance
   06-15-11               7.75              2,995,000(c)             3,129,775
Total                                                              106,091,585

Entertainment (2.2%)
Hit Entertainment
  Term Loan B
   02-24-12               8.88              5,000,000(i)             5,075,000
Loews Cineplex
   08-01-14               9.00             16,290,000(d)            16,004,925
Six Flags
  Sr Nts
   06-01-14               9.63              7,405,000                7,423,513
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75             12,320,000               12,751,200
United Artists Theatre
   07-01-15               9.30             11,828,264               11,709,981
Total                                                               52,964,619

Environmental (2.4%)
Allied Waste North America
  Secured
   02-15-14               6.13             12,250,000               11,423,125
  Series B
   09-01-12               9.25                913,000                  997,453
  Sr Nts
   04-15-13               7.88             10,320,000               10,629,600
Clean Harbors
  Secured
   07-15-12              11.25             10,395,000(d)            11,642,400
Waste Services
  Sr Sub Nts
   04-15-14               9.50             11,975,000(d)            11,945,062
  Term Loan B
   03-31-11               5.28             10,381,156               10,536,873
Total                                                               57,174,513

Food and Beverage (1.8%)
American Seafoods Group LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
   11-01-11              11.65             20,625,000(e)            15,417,188
Burns Philp Capital Property
  Sr Sub Nts
   02-15-11              10.75             25,225,000(c)            28,125,875
Total                                                               43,543,063

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Gaming (5.4%)
Boyd Gaming
  Sr Sub Nts
   04-15-14               6.75%           $27,490,000              $28,074,162
CCM Merger
   08-01-13               8.00              6,445,000(d)             6,573,900
MGM MIRAGE
  Sr Nts
   02-27-14               5.88             27,650,000               26,682,249
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13             11,755,000               11,901,938
  Sr Sub Nts
   04-01-12               8.00             11,345,000               12,082,425
Penn Natl Gaming
  Sr Sub Nts
   03-01-15               6.75              6,790,000                6,722,100
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75             11,505,000               12,626,738
Seneca Gaming
  Sr Nts
   05-01-12               7.25              6,625,000                6,890,000
Station Casinos
  Sr Nts
   04-01-12               6.00             13,595,000               13,696,962
Wheeling Island Gaming
   12-15-09              10.13              1,210,000                1,281,088
Total                                                              126,531,562

Gas Pipelines (2.9%)
ANR Pipeline
   03-15-10               8.88             15,825,000               17,264,379
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95              9,060,000(d)             8,992,050
El Paso CGP
   06-15-10               7.75              1,290,000                1,322,250
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63             17,115,000               18,321,727
Southern Natural Gas
   03-15-10               8.88              9,055,000                9,878,607
Southern Star Central
  Secured
   08-01-10               8.50             11,795,000               12,738,600
Total                                                               68,517,613

Health Care (7.7%)
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50             11,300,000               11,427,125
DaVita
  Sr Nts
   03-15-13               6.63              3,700,000(d)             3,755,500
  Sr Sub Nts
   03-15-15               7.25             14,735,000(d)            14,974,444
Fisher Scientific Intl
  Sr Sub Nts
   07-01-15               6.13             10,000,000(d)            10,000,000

See accompanying notes to investments in securities.

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2 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Health Care (cont.)
HCA
  Sr Nts
   03-15-14               5.75%            $6,575,000               $6,497,856
  Sr Unsecured
   12-01-09               5.50              6,820,000                6,790,401
   01-15-15               6.38             11,630,000               11,940,265
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75             13,950,000               15,031,125
LifeCare Holdings
  Sr Sub Nts
   08-15-13               9.25              9,675,000(d)             9,529,875
MedCath Holdings
  Sr Nts
   07-15-12               9.88             10,755,000               11,938,050
Select Medical
   02-01-15               7.63             11,625,000               11,305,313
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                665,000                  708,225
   02-01-15               9.25              1,970,000(d)             2,034,025
Triad Hospitals
  Sr Nts
   05-15-12               7.00             18,530,000               19,178,549
US Oncology
   08-15-12               9.00              6,105,000                6,654,450
   08-15-14              10.75              3,710,000                4,192,300
US Oncology Holdings
  Sr Nts
   03-15-15               8.62             11,725,000(d,h)          11,725,000
Vanguard Health Holding I LLC
  Sr Disc Nts (Zero coupon through 10-01-09,
  thereafter 11.25%)
   10-01-15              11.07              9,015,000(e)             6,693,638
Vanguard Health Holding II LLC
  Sr Sub Nts
   10-01-14               9.00             14,870,000               16,171,124
Total                                                              180,547,265

Home Construction (1.6%)
Meritage Homes
   03-15-15               6.25              9,600,000                8,988,000
Standard Pacific
  Sr Nts
   08-15-10               6.50              1,430,000                1,419,275
  Sr Sub Nts
   04-15-12               9.25              2,705,000                2,968,738
Stanley-Martin Communities LLC
  Sr Sub Nts
   08-15-15               9.75              5,390,000(d)             5,443,900
WCI Communities
   03-15-15               6.63             12,485,000               11,392,562
William Lyon Homes
  Sr Nts
   12-15-12               7.63              1,915,000                1,828,825
   02-15-14               7.50              6,250,000                5,906,250
Total                                                               37,947,550

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Independent Energy (3.1%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50%            $1,900,000               $2,042,500
   06-15-14               7.50              3,458,000                3,734,640
   08-15-14               7.00             14,424,000               15,217,320
   06-15-15               6.38              5,545,000                5,655,900
   01-15-16               6.88              3,000,000                3,108,750
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25              4,005,000                3,984,975
   07-15-15               6.00             10,000,000(d)             9,787,500
Hilcorp Energy I LP/Finance
  Sr Nts
   09-01-10              10.50             12,590,000(d)            13,880,475
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38              9,395,000               10,217,063
   09-01-14               6.63              5,950,000                6,232,625
Total                                                               73,861,748

Lodging (0.8%)
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75             19,110,000               19,539,975

Media Cable (6.7%)
Cablevision Systems
  Sr Nts Series B
   04-15-12               8.00              3,765,000                3,741,469
CCO Holdings LLC/Capital
  Sr Nts
   12-15-10               7.54              7,035,000(d,h)           6,964,650
   11-15-13               8.75             16,115,000               15,994,138
Charter Communications Holdings LLC/Capital
  Sr Disc Nts
   01-15-10              11.75              6,640,000                5,644,000
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00             17,070,000(d)            17,283,374
CSC Holdings
  Sr Nts
   04-15-12               7.00              9,900,000(d)             9,454,500
  Sr Sub Deb
   05-15-16              10.50              7,075,000                7,658,688
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38             16,220,000               17,801,449
   06-15-15               6.38             10,000,000(d)             9,975,000
Echostar DBS
   10-01-14               6.63              7,315,000                7,250,994
  Sr Nts
   10-01-11               6.38             11,065,000               10,995,844
Insight Midwest LP/Capital
  Sr Nts
   11-01-10              10.50              4,580,000                4,843,350
Kabel Deutschland
   07-01-14              10.63             12,250,000(c,d)          13,689,375

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Media Cable (cont.)
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50%            $9,415,000               $9,579,763
Videotron Ltee
   01-15-14               6.88             16,360,000(c)            16,809,899
Total                                                              157,686,493

Media Non Cable (9.1%)
CanWest Media
  Series B
   04-15-13               7.63              7,575,000(c)             8,105,250
Corus Entertainment
  Sr Sub Nts
   03-01-12               8.75             15,125,000(c)            16,259,375
Dex Media
   11-15-13               8.00             16,130,000               17,138,125
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13              10.34              6,800,000(e)             5,525,000
Dex Media West LLC/Finance
  Sr Sub Nts Series B
   08-15-13               9.88              9,860,000               11,154,125
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88             21,485,000               21,484,999
Inmarsat Finance
   06-30-12               7.63              3,920,000(c)             4,120,900
Intelsat Bermuda
  Sr Nts
   01-15-12               8.70              2,965,000(c,d,h)         3,016,888
Lamar Media
   01-01-13               7.25             11,000,000               11,577,500
  Sr Sub Nts
   08-15-15               6.63              6,515,000(d)             6,645,300
Liberty Media
  Sr Nts
   05-15-13               5.70             32,525,000               30,099,187
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50              5,525,000                6,049,875
Medianews Group
  Sr Sub Nts
   04-01-14               6.38              7,200,000                6,912,000
PanAmSat
   08-15-14               9.00              2,770,000                2,915,425
Quebecor Media
  Sr Nts
   07-15-11              11.13              8,255,000(c)             9,080,500
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75             14,320,000(d)            15,590,900
  Sr Sub Deb
   09-01-14              10.38              6,175,000(d)             7,039,500
RH Donnelley
  Sr Nts
   01-15-13               6.88             16,105,000               16,386,838
Sinclair Broadcast Group
   03-15-12               8.00              3,685,000                3,800,156

See accompanying notes to investments in securities.

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3 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Media Non Cable (cont.)
Sun Media
   02-15-13               7.63%            $7,615,000(c)            $8,043,344
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38              2,660,000                2,789,675
Total                                                              213,734,862

Metals (0.4%)
Earle M Jorgensen
  Secured
   06-01-12               9.75              8,390,000                9,166,075

Oil Field Services (0.9%)
Grant Prideco
  Sr Unsecured
   08-15-15               6.13              2,975,000(d)             3,012,188
Key Energy Services
  Series C
   03-01-08               8.38              4,330,000                4,481,550
  Sr Nts
   05-01-13               6.38             11,030,000               11,030,000
Offshore Logistics
   06-15-13               6.13              1,545,000                1,506,375
Total                                                               20,030,113

Other Financial Institutions (1.5%)
Cardtronics
  Sr Sub Nts
   08-15-13               9.25              8,055,000(d)             8,195,963
Residential Capital
   06-30-10               6.38             19,150,000(d)            19,548,703
Triad Acquisition
   05-01-13              11.13              7,310,000(d)             7,602,400
Total                                                               35,347,066

Other Industry (0.3%)
JohnsonDiversey
  Series B
   05-15-12               9.63              5,360,000                5,480,600
Kinetek
  Sr Nts Series D
   11-15-06              10.75              2,005,000                1,924,800
Total                                                                7,405,400

Packaging (2.4%)
Crown European Holdings
  Secured
   03-01-11               9.50             12,520,000(c)            13,803,300
   03-01-13              10.88              6,605,000(c)             7,793,900
Graham Packaging
   10-15-12               8.50              9,595,000                9,882,850
Owens-Illinois Glass Container
   05-15-11               7.75              3,755,000                3,980,300
   05-15-13               8.25             12,375,000               13,241,250
  Secured
   11-15-12               8.75              7,310,000                7,967,900
Total                                                               56,669,500

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Paper (3.8%)
Boise Cascade LLC
   10-15-14               7.13%            $8,880,000               $8,635,800
Cascades
  Sr Nts
   02-15-13               7.25             10,475,000(c)            10,632,125
Crown Paper
  Sr Sub Nts
   09-01-05              11.00             29,470,000(b,g,k)                --
Domtar
   12-01-13               5.38             13,000,000(c)            11,680,214
   08-15-15               7.13              9,780,000(c)             9,750,513
JSG Funding
  Sr Nts
   10-01-12               9.63             12,785,000(c)            13,072,663
  Sr Sub Nts
   04-01-15               7.75             10,395,000(c)             9,147,600
NewPage
  Secured
   05-01-12              10.00              3,180,000(d)             3,195,900
  Sr Sub Nts
   05-01-13              12.00             17,660,000(d)            16,777,000
Norampac
  Sr Nts
   06-01-13               6.75              7,610,000(c)             7,743,175
Total                                                               90,634,990

Pharmaceuticals (1.3%)
CDRV Investors
  Sr Disc Nts (Zero coupon through 01-01-10,
  thereafter 9.63%)
   01-01-15              10.42             11,350,000(e)             6,583,000
VWR Intl
  Sr Sub Nts
   04-15-14               8.00              3,630,000                3,602,775
Warner Chilcott
   02-01-15               8.75             19,475,000(d)            19,280,250
Total                                                               29,466,025

Railroads (0.2%)
TFM
  Sr Nts
   05-01-12               9.38              3,790,000(c,d)           4,093,200

Retailers (3.3%)
Duane Reade
  Sr Sub Nts
   08-01-11               9.75              7,450,000                5,885,500
Flooring America
  Series B
   10-15-07               9.25              9,245,000(b,g,k)                --
General Nutrition Centers
   01-15-11               8.63              7,460,000                7,310,800
  Sr Sub Nts
   12-01-10               8.50             12,230,000               10,823,550
Movie Gallery
  Sr Unsecured
   05-01-12              11.00              5,245,000(d)             5,330,231

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Retailers (cont.)
Rite Aid
   12-15-08               6.13%            $4,295,000(d)            $4,037,300
Toys "R" Us
   04-15-13               7.88              5,765,000                5,159,675
  Term Loan B
   08-21-06               8.88             25,000,000(g)            25,000,000
United Auto Group
   03-15-12               9.63             13,310,000               14,291,613
Total                                                               77,838,669

Technology (0.9%)
Sanmina-SCI
   03-01-13               6.75              5,205,000                4,970,775
SunGard
   01-15-14               4.88             11,065,000                9,737,200
  Sr Sub Nts
   08-15-15              10.25              3,030,000(d)             3,166,350
Syniverse Technologies
  Sr Sub Nts
   08-15-13               7.75              4,315,000(d)             4,401,300
Total                                                               22,275,625

Transportation Services (1.2%)
Quality Distribution LLC/Capital
   01-15-12               8.10             29,555,000(d,h)          28,372,800

Wireless (4.4%)
Alamosa Delaware
   07-31-10              11.00              5,450,000                6,172,125
  Sr Nts
   01-31-12               8.50              2,410,000                2,614,850
American Cellular
  Sr Nts Series B
   08-01-11              10.00              3,730,000                3,972,450
American Tower
  Sr Nts
   10-15-12               7.13              9,810,000               10,275,975
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14               8.13              6,215,000                6,603,438
Dobson Cellular Systems
  Secured
   11-01-12               9.88             12,855,000               14,140,499
Rogers Communications
  Secured
   12-15-10               6.54              3,215,000(c,h)           3,351,638
   12-15-12               7.25              2,685,000(c)             2,879,663
  Sr Sub Nts
   12-15-12               8.00             13,415,000(c)            14,354,049
Rural Cellular
  Secured
   03-15-12               8.25              9,740,000               10,227,000
  Sr Sub Nts Series B
   05-15-08               9.63              4,475,000                4,497,375
SBA Telecommunications/Communications
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11               8.99             14,095,000(e)            12,932,163

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Wireless (cont.)
UbiquiTel Operating
  Sr Nts
   03-01-11               9.88%            $6,420,000               $7,158,300
US Unwired
  Secured Series B
   06-15-12              10.00              4,340,000                5,034,400
Total                                                              104,213,925

Wirelines (5.0%)
Cincinnati Bell
   07-15-13               7.25             10,290,000               11,036,025
   02-15-15               7.00              7,210,000                7,065,800
  Sr Sub Nts
   01-15-14               8.38              3,645,000                3,681,450
Citizens Communications
  Sr Nts
   01-15-13               6.25             16,880,000               16,310,300
GCI
  Sr Nts
   02-15-14               7.25             21,920,000               21,426,800
Qwest
  Sr Nts
   06-15-15               7.63             12,440,000(d)            12,751,000
  Term Loan B
   06-30-10               6.95             22,445,000               22,388,887
Qwest Services
  Secured
   12-15-10              13.50             11,833,000               13,637,533

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                   Amount

Wirelines (cont.)
Valor Telecommunications Enterprises LLC/Finance
  Sr Nts
   02-15-15               7.75%            $9,305,000(d)            $9,142,163
Total                                                              117,439,958

Total Bonds
(Cost: $2,154,053,226)                                          $2,165,466,460

Common Stocks (--%)
Issuer                                         Shares                 Value(a)

Arena Brands                                  111,111(b,g)            $616,666
Link Energy LLC Unit                        1,646,684(b,m)             214,069

Total Common Stocks
(Cost: $18,965,223)                                                   $830,735

Preferred Stocks & Other (1.6%)
Issuer                                         Shares                 Value(a)

GNC
  12.00% Pay-in-kind Series A                   4,590(f)            $3,442,500
SGW Holding
  Cm Pay-in-kind Series B                     227,301(b,f,g,k)              --
  Cv Series A                                  87,091(b,g,k)                --
  Warrants                                      2,750(b,g,k)                --
Varde Fund V LP                            25,000,000(b,g,l)        21,588,000
Wayland Investment LLC                     26,000,000(b,g,l)        13,230,100

Total Preferred Stocks & Other
(Cost: $38,435,725)                                                $38,260,600

Short-Term Securities (3.5%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Amsterdam Funding
   09-30-05               3.58%           $15,000,000(j)           $14,955,375
Barton Capital
   09-01-05               3.50              6,800,000(j)             6,799,339
Grampian Funding LLC
   09-01-05               3.56             28,900,000(j)            28,897,142
Natl Australia Funding Delaware
   09-12-05               3.49              6,800,000(j)             6,792,089
Old Line Funding
   10-03-05               3.63             25,000,000(j)            24,917,042

Total Short-Term Securities
(Cost: $82,369,167)                                                $82,360,987

Total Investments in Securities
(Cost: $2,293,823,341)(n)                                       $2,286,918,782

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2005, the value of foreign securities represented 10.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $508,848,499 or 21.6% of net assets.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2005, is as follows:

     Security                         Acquisition dates                   Cost
     Arena Brands
      Common                              09-03-92                 $ 5,888,888
     Crown Paper
      11.00% Sr Sub Nts 2005       01-14-97 thru 03-14-00           24,943,013
     Flooring America
      9.25% Series B 2007          10-09-97 thru 12-17-02           10,309,671
     SGW Holding
      Cm Pay-in-kind Series B      08-12-97 thru 04-15-03            2,990,747
      Cv Series A                         08-12-97                     899,998
      Warrants                            08-12-97                     867,900
     Toys "R" Us
      8.88% Term Loan B 2006              08-24-05                  24,857,985
     Varde Fund V LP               04-27-00 thru 06-19-00                  --*
     Wayland Investment LLC               05-19-00                  28,911,480

     * The original cost for this position in fiscal year 2004 was $25,000,000. During the prior year, $25,000,000 was returned to the fund in the form of return of capital.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(i) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,897,371.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $82,360,987 or 3.5% of net assets.

(k)  Negligible market value.

(l) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(m) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Aug. 31, 2005 are as follows:

     Issuer                      Beginning        Purchase            Sales           Ending           Dividend        Value(a)
                                   cost             cost              cost             cost             income
     Link Energy LLC Unit       $13,412,897          $--            $336,562        $13,076,335           $--          $214,069

(n) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $2,293,823,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 86,236,000
     Unrealized depreciation                                       (93,140,000)
                                                                   -----------
     Net unrealized depreciation                                  $ (6,904,000)
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6370-80 D (10/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP HIGH YIELD INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005

By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 28, 2005